UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 NAME OF REGISTRANT:                     Aberdeen Asia-Pacific Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1735 Market Street
                                         32nd Floor
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Christian Pittard
                                         Aberdeen Asset Management
                                         Inc.
                                         1735 Market Street, 32nd
                                         Floor
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


Aberdeen Asia Pacific Income Fund
--------------------------------------------------------------------------------------------------------------------------
 NTPC LTD, NEW DELHI                                                                         Agenda Number:  705799786
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6421XAD0
    Meeting Type:  EGM
    Meeting Date:  10-Feb-2015
          Ticker:
            ISIN:  XS0648477593
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATIONAL                 Non-Voting
       MEETING, AS THERE ARE NO PROPOSALS TO BE
       VOTED ON. SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY REQUEST AN
       ENTRANCE CARD. THANK YOU.

1      FOR THE PURPOSE OF CONSIDERING AND IF                     Non-Voting
       THOUGHT FIT, APPROVING, WITH OR WITHOUT
       MODIFICATION(S), THE ARRANGEMENT EMBODIED
       IN THE SCHEME OF ARRANGEMENT BETWEEN NTPC
       LIMITED AND MEMBERS FOR ISSUE OF SECURED,
       NON-CUMULATIVE, NON-CONVERTIBLE,
       REDEEMABLE, TAXABLE FULLY PAID UP BONUS
       DEBENTURES OUT OF FREE RESERVES TO ITS
       MEMBERS AND AT SUCH MEETING AND ANY
       ADJOURNMENT THEREOF




--------------------------------------------------------------------------------------------------------------------------
 NTPC LTD, NEW DELHI                                                                         Agenda Number:  705799798
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6421XAV0
    Meeting Type:  EGM
    Meeting Date:  10-Feb-2015
          Ticker:
            ISIN:  XS0835676353
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATIONAL                 Non-Voting
       MEETING, AS THERE ARE NO PROPOSALS TO BE
       VOTED ON. SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY REQUEST AN
       ENTRANCE CARD. THANK YOU.

1      FOR THE PURPOSE OF CONSIDERING AND IF                     Non-Voting
       THOUGHT FIT, APPROVING, WITH OR WITHOUT
       MODIFICATION(S), THE ARRANGEMENT EMBODIED
       IN THE SCHEME OF ARRANGEMENT BETWEEN NTPC
       LIMITED AND MEMBERS FOR ISSUE OF SECURED,
       NON-CUMULATIVE, NON-CONVERTIBLE,
       REDEEMABLE, TAXABLE FULLY PAID UP BONUS
       DEBENTURES OUT OF FREE RESERVES TO ITS
       MEMBERS AND AT SUCH MEETING AND ANY
       ADJOURNMENT THEREOF



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 08/06/2015